Submission	Sep. 11, 2024
Submission [Line Items]
Central Index Key	0000089089
Registrant Name	Service Corporation International
Registration File Number	333-275918
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES